EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Stock by Class	Preferred stock authorized, issued and outstanding was as follows:

	December 31, 2022			December 31, 2021
Series	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Series A	32,000	32,000	32,000	32,000	32,000	32,000
Series B	20,000	20,000	20,000	20,000	20,000	20,000
Series C	12,000	12,000	12,000	12,000	12,000	12,000
Total	64,000	64,000	64,000	64,000	64,000	64,000

Schedule of Dividends Declared
Dividends declared per share were as follows for the periods indicated:

	Year ended December 31,
	2022	2021	2020
Series A dividends declared	$1,313	$1,313	$1,378
Series B dividends declared	$1,238	$1,238	$426
Series C dividends declared	$1,075	$1,006	$—
Dividends declared per share of common stock were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Dividends declared	$0.78	$0.71	$0.66

Schedule of Accumulated Other Comprehensive Income (Loss)
AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2022, and 2021 follow:

	December 31,
	2022	2021
	(in millions)
Unrealized gains (losses) on investments	$(9,324)	$3,898
Market risk benefits - instrument-specific credit risk component	668	(912)
Liability for future policy benefits - current discount rate component	355	(1,003)
Defined benefit pension plans	(650)	(669)
Foreign currency translation adjustments	(91)	(45)
Total accumulated other comprehensive income (loss)	(9,042)	1,269
Less: Accumulated other comprehensive income (loss) attributable to noncontrolling interest	(50)	(34)
Accumulated other comprehensive income (loss) attributable to Holdings	$(8,992)	$1,303

Schedule of Components of Accumulated Other Comprehensive Income (Loss), Net of Taxes
The components of OCI, net of taxes for the years ended December 31, 2022, 2021 and 2020 follow:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period (1)	$(13,637)	$(2,467)	$4,887
(Gains) losses reclassified into net income (loss) during the period (2)	685	(698)	(653)
Net unrealized gains (losses) on investments	(12,952)	(3,165)	4,234
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other (4)	346	704	(1,278)
Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(1,364), $(654), and $786)	(12,606)	(2,461)	2,956
Change in LFPB discount rate and MRB credit risk, net of tax
Changes in market risk benefits - instrument-specific credit risk (net of deferred income tax expense (benefit) of $332, $13 and $0)	1,249	50	—
Changes in liability for future policy benefits - current discount rate (net of deferred income tax expense (benefit) of $285, $74 and $0)	1,074	279	—
Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost (3)	18	266	48
Change in defined benefit plans (net of deferred income tax expense (benefit) of ($1), $68, and $14)	18	266	48
Foreign currency translation adjustments:
Foreign currency translation gains (losses) arising during the period	(46)	(11)	22
Foreign currency translation adjustment	(46)	(11)	22
Total other comprehensive income (loss), net of income taxes	(10,311)	(1,877)	3,026
Less: Other comprehensive income (loss) attributable to noncontrolling interest	(16)	1	7
Other comprehensive income (loss) attributable to Holdings	$(10,295)	$(1,878)	$3,019
Cumulative effect of adoption of ASU 2018-02, Long Duration Targeted Improvements (net of deferred income tax expense (benefit) of $0, $(181), and $0)	$—	$(682)	$—
Change in Accumulated other comprehensive income (loss) attributable to Holdings	$(10,295)	$(2,560)	$3,019
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(1)For 2022, unrealized gains (losses) arising during the period is presented net of a valuation allowance of $1.6 billion established during the fourth quarter of 2022. The Company established the valuation allowance against its deferred tax assets related to unrealized capital losses in the available for sale securities portfolio. See Note 16 of the Notes to these Consolidated Financial Statements for details on the valuation allowance.
(2)See “reclassification adjustments” in Note 3 of the Notes to these Consolidated Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $182 million, $186 million, and $(174) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)These AOCI components are included in the computation of net periodic costs. See Note 16 of the Notes to these Consolidated Financial Statement.
(4)DAC is pre-LDTI and only reported in 2020.